JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 90.1%
Aerospace & Defense — 2.2%
BAE Systems plc (United Kingdom) 3.40%, 4/15/2030(a)	885	947
Boeing Co. (The)
2.20%, 2/4/2026	1,167	1,164
3.20%, 3/1/2029	650	672
3.60%, 5/1/2034	243	251
3.25%, 2/1/2035	644	643
5.71%, 5/1/2040	140	179
3.38%, 6/15/2046	165	162
3.75%, 2/1/2050	130	135
3.83%, 3/1/2059	238	240
3.95%, 8/1/2059	668	697
Leidos, Inc.
2.30%, 2/15/2031	365	354
Raytheon Technologies Corp.
1.90%, 9/1/2031	485	465
2.38%, 3/15/2032	815	815
3.75%, 11/1/2046	460	521
3.03%, 3/15/2052	250	253

		7,498

Air Freight & Logistics — 0.1%
FedEx Corp. 3.25%, 5/15/2041	323	329

Airlines — 0.0%(b)
American Airlines Pass-Through Trust Series 2021-1, Class A Shares, 2.88%, 7/11/2034	155	150

Auto Components — 0.3%
Lear Corp.
2.60%, 1/15/2032	230	226
3.55%, 1/15/2052	685	676

		902

Automobiles — 0.9%
General Motors Co.
6.13%, 10/1/2025	526	607
5.15%, 4/1/2038	181	218
Hyundai Capital America
2.38%, 10/15/2027(a)	419	418
2.10%, 9/15/2028(a)	290	282
Nissan Motor Acceptance Co. LLC 1.85%, 9/16/2026(a)	365	354
Nissan Motor Co. Ltd. (Japan)
4.35%, 9/17/2027(a)	571	616
4.81%, 9/17/2030(a)	485	542

		3,037

Banks — 16.3%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.54%, 6/16/2027(a)(c)	200	196
Banco Santander SA (Spain) 3.31%, 6/27/2029	1,800	1,928
Bank of America Corp.
Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 9/5/2024(c)(d)(e)	456	483
Series Z, (ICE LIBOR USD 3 Month + 4.17%), 6.50%, 10/23/2024(c)(d)(e)	209	227
Series L, 3.95%, 4/21/2025	1,548	1,662
(SOFR + 0.96%), 1.73%, 7/22/2027(c)	888	880
(ICE LIBOR USD 3 Month + 1.58%), 3.82%, 1/20/2028(c)	1,307	1,417
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028(c)	818	883
(ICE LIBOR USD 3 Month + 1.21%), 3.97%, 2/7/2030(c)	577	638
(ICE LIBOR USD 3 Month + 1.19%), 2.88%, 10/22/2030(c)	295	305
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032(c)	755	763
(SOFR + 1.32%), 2.69%, 4/22/2032(c)	3,495	3,540
(SOFR + 1.22%), 2.30%, 7/21/2032(c)	830	814
(SOFR + 1.21%), 2.57%, 10/20/2032(c)	810	813
(ICE LIBOR USD 3 Month + 1.81%), 4.24%, 4/24/2038(c)	16	19
(SOFR + 1.93%), 2.68%, 6/19/2041(c)	1,265	1,228
Bank of Ireland Group plc (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027(a)(c)	565	558
Bank of Nova Scotia (The) (Canada) Series 2, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 3.62%, 10/27/2081(c)	208	200
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032(c)	215	216
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 3.33%, 11/24/2042(c)	240	243
BNP Paribas SA (France) (SOFR + 1.22%), 2.16%, 9/15/2029(a)(c)	980	963
Citigroup, Inc.
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025(c)(d)(e)	336	335

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
4.30%, 11/20/2026		367	405
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028(c)		4,126	4,473
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028(c)		346	372
(SOFR + 1.42%), 2.98%, 11/5/2030(c)		859	893
(SOFR + 3.91%), 4.41%, 3/31/2031(c)		514	586
(SOFR + 2.11%), 2.57%, 6/3/2031(c)		595	598
(SOFR + 1.18%), 2.52%, 11/3/2032(c)		615	615
5.30%, 5/6/2044		32	42
Cooperatieve Rabobank UA (Netherlands) 3.75%, 7/21/2026		628	678
Credit Agricole SA (France) (USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025(a)(c)(d)(e)		840	989
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 1.62%, 9/11/2026(a)(c)		613	606
HSBC Holdings plc (United Kingdom)
(SOFR + 1.93%), 2.10%, 6/4/2026(c)		1,262	1,270
(ICE LIBOR USD 3 Month + 1.35%), 4.29%, 9/12/2026(c)		1,180	1,278
(SOFR + 1.10%), 2.25%, 11/22/2027(c)		630	631
(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 3/13/2028(c)		844	911
(SOFR + 1.29%), 2.21%, 8/17/2029(c)		690	675
(SOFR + 2.39%), 2.85%, 6/4/2031(c)		1,591	1,611
(SOFR + 1.19%), 2.80%, 5/24/2032(c)		200	200
(SOFR + 1.41%), 2.87%, 11/22/2032(c)		560	561
Intesa Sanpaolo SpA (Italy)
3.93%, 9/15/2026(f)	EUR	650	809
(EUR Swap Annual 5 Year + 7.19%), 7.75%, 1/11/2027(c)(d)(e)(f)	EUR	400	539
Mizuho Financial Group, Inc. (Japan) 2.56%, 9/13/2031		625	616
National Australia Bank Ltd. (Australia) 2.99%, 5/21/2031(a)		500	503
NatWest Group plc (United Kingdom)
6.00%, 12/19/2023		1,008	1,100
5.13%, 5/28/2024		844	913
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 4.99%), 5.13%, 5/12/2027(c)(d)(e)	GBP	503	695
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027(c)		425	419
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.07%, 5/22/2028(c)		561	584
Nordea Bank Abp (Finland) (USD Swap Semi 5 Year + 1.69%), 4.62%, 9/13/2033(a)(c)		1,710	1,902
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 0.99%), 1.67%, 6/14/2027(c)		570	559
(SOFR + 1.48%), 2.90%, 3/15/2032(c)		454	459
Societe Generale SA (France)
4.25%, 4/14/2025(a)		1,820	1,938
4.25%, 8/19/2026(a)		539	581
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030(a)(c)(d)(e)		285	298
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032(a)(c)		385	385
Standard Chartered plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026(a)(c)		1,285	1,319
SVB Financial Group Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 4.00%, 5/15/2026(c)(d)(e)		340	339
Truist Financial Corp. Series Q, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.35%), 5.10%, 3/1/2030(c)(d)(e)		737	821
UniCredit SpA (Italy)
(EURIBOR ICE Swap Rate 5 Year + 7.33%), 7.50%, 6/3/2026(c)(d)(e)(f)	EUR	200	261
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027(a)(c)		368	359

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
(EURIBOR ICE Swap Rate 5 Year + 4.08%), 3.88%, 6/3/2027(c)(d)(e)(f)	EUR	200	214
Wells Fargo & Co.
Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026(c)(d)(e)		43	43
4.10%, 6/3/2026		736	803
4.30%, 7/22/2027		611	679
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028(c)		661	712
(SOFR + 2.10%), 2.39%, 6/2/2028(c)		810	821
(SOFR + 2.53%), 3.07%, 4/30/2041(c)		675	694
4.40%, 6/14/2046		111	133
Westpac Banking Corp. (Australia)
(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031(c)		850	922
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.53%), 3.02%, 11/18/2036(c)		420	418

			56,543

Beverages — 2.1%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036		590	709
Anheuser-Busch InBev Finance, Inc. (Belgium)
4.70%, 2/1/2036		947	1,135
4.00%, 1/17/2043		304	342
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.38%, 4/15/2038		469	547
4.35%, 6/1/2040		672	790
4.60%, 4/15/2048		346	424
4.50%, 6/1/2050		393	486
Coca-Cola Co. (The)
2.50%, 6/1/2040		193	191
3.00%, 3/5/2051		348	371
Constellation Brands, Inc. 3.15%, 8/1/2029		545	575
Fomento Economico Mexicano SAB de CV (Mexico) 3.50%, 1/16/2050		640	682
Pernod Ricard International Finance LLC 1.63%, 4/1/2031(a)		996	938

			7,190

Biotechnology — 2.4%
AbbVie, Inc.
3.20%, 11/21/2029		947	1,005
4.05%, 11/21/2039		657	752
4.40%, 11/6/2042		745	893
4.25%, 11/21/2049		993	1,194
Amgen, Inc.
2.00%, 1/15/2032		730	701
3.15%, 2/21/2040		780	793
Biogen, Inc. 3.15%, 5/1/2050		845	830
Gilead Sciences, Inc.
4.00%, 9/1/2036		355	406
2.60%, 10/1/2040		187	179
2.80%, 10/1/2050		746	725
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030		878	823

			8,301

Capital Markets — 6.9%
Credit Suisse Group AG (Switzerland)
(SOFR + 1.56%), 2.59%, 9/11/2025(a)(c)		2,113	2,162
(SOFR + 2.04%), 2.19%, 6/5/2026(a)(c)		786	793
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.89%), 5.25%, 2/11/2027(a)(c)(d)(e)		675	685
4.28%, 1/9/2028(a)		490	534
(SOFR + 1.73%), 3.09%, 5/14/2032(a)(c)		470	476
Deutsche Bank AG (Germany) (SOFR + 1.72%), 3.04%, 5/28/2032(c)		726	729
Goldman Sachs Group, Inc. (The)
Series U, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.65%, 8/10/2026(c)(d)(e)		490	471
(SOFR + 0.80%), 1.43%, 3/9/2027(c)		304	298
(SOFR + 0.91%), 1.95%, 10/21/2027(c)		425	424
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028(c)		546	588
(ICE LIBOR USD 3 Month + 1.16%), 3.81%, 4/23/2029(c)		2,033	2,214
(SOFR + 1.28%), 2.62%, 4/22/2032(c)		393	394
(SOFR + 1.25%), 2.38%, 7/21/2032(c)		490	481
(SOFR + 1.26%), 2.65%, 10/21/2032(c)		1,545	1,549
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038(c)		679	775
(ICE LIBOR USD 3 Month + 1.43%), 4.41%, 4/23/2039(c)		419	500
Macquarie Bank Ltd. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.05%, 3/3/2036(a)(c)		210	207

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
Macquarie Group Ltd. (Australia)
(SOFR + 1.00%), 1.94%, 4/14/2028(a)(c)		540	532
(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028(a)(c)		35	38
(SOFR + 1.44%), 2.69%, 6/23/2032(a)(c)		450	448
Mellon Capital IV Series 1, (ICE LIBOR USD 3 Month + 0.57%), 4.00%, 12/30/2021(c)(d)(e)		285	282
Moody’s Corp. 2.55%, 8/18/2060		327	295
Morgan Stanley
Series M, (ICE LIBOR USD 3 Month + 4.44%), 5.87%, 9/15/2026(c)(d)(e)		751	847
(SOFR + 0.88%), 1.59%, 5/4/2027(c)		2,556	2,528
(SOFR + 0.86%), 1.51%, 7/20/2027(c)		1,270	1,246
(ICE LIBOR USD 3 Month + 1.63%), 4.43%, 1/23/2030(c)		844	962
(SOFR + 1.18%), 2.24%, 7/21/2032(c)		1,515	1,485
(SOFR + 1.20%), 2.51%, 10/20/2032(c)		700	702
(SOFR + 1.43%), 2.80%, 1/25/2052(c)		310	308
S&P Global, Inc. 2.30%, 8/15/2060		124	110
State Street Corp. Series F, (ICE LIBOR USD 3 Month + 3.60%), 3.71%, 3/15/2022(c)(d)(e)		281	282
UBS Group AG (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.36%, 1/30/2027(a)(c)		595	583

			23,928

Chemicals — 0.7%
CF Industries, Inc.
5.15%, 3/15/2034		503	603
4.95%, 6/1/2043		302	363
5.38%, 3/15/2044		420	531
INEOS Quattro Finance 2 plc (United Kingdom) 3.38%, 1/15/2026(a)		200	199
LYB International Finance III LLC 3.63%, 4/1/2051		428	457
Mosaic Co. (The) 4.05%, 11/15/2027		96	106
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029		275	284

			2,543

Commercial Services & Supplies — 0.1%
Prime Security Services Borrower LLC 3.38%, 8/31/2027(a)		300	284

Construction & Engineering — 0.3%
Heathrow Funding Ltd. (United Kingdom) 6.45%, 12/10/2031(f)	GBP	350	628
Manchester Airport Group Funding plc (United Kingdom) 2.88%, 9/30/2044(f)	GBP	200	270

			898

Consumer Finance — 2.4%
AerCap Ireland Capital DAC (Ireland)
1.75%, 1/30/2026		330	324
2.45%, 10/29/2026		240	241
3.65%, 7/21/2027		505	534
3.88%, 1/23/2028		150	160
3.00%, 10/29/2028		375	378
3.30%, 1/30/2032		565	568
Avolon Holdings Funding Ltd. (Ireland)
5.25%, 5/15/2024(a)		266	286
2.88%, 2/15/2025(a)		429	438
2.13%, 2/21/2026(a)		190	186
4.25%, 4/15/2026(a)		1,009	1,077
4.38%, 5/1/2026(a)		82	88
2.53%, 11/18/2027(a)		56	55
Ford Motor Credit Co. LLC
4.06%, 11/1/2024		200	209
3.38%, 11/13/2025		447	456
3.82%, 11/2/2027		630	651
General Motors Financial Co., Inc.
5.25%, 3/1/2026		282	317
3.85%, 1/5/2028		22	24
OneMain Finance Corp. 7.13%, 3/15/2026		250	281
Park Aerospace Holdings Ltd. (Ireland)
4.50%, 3/15/2023(a)		270	280
5.50%, 2/15/2024(a)		21	23
Volkswagen International Finance NV (Germany) (EUR Swap Annual 12 Year + 2.97%), 4.62%, 3/24/2026(c)(d)(e)(f)	EUR	1,350	1,708

			8,284

Containers & Packaging — 0.0%(b)
LABL, Inc. 6.75%, 7/15/2026(a)		160	164

Diversified Consumer Services — 0.3%
Pepperdine University Series 2020, 3.30%, 12/1/2059		50	54
Service Corp. International 3.38%, 8/15/2030		280	267

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Trustees of Boston University Series Ee, 3.17%, 10/1/2050	396	427
University of Chicago (The) Series 20B, 2.76%, 4/1/2045	127	132

		880

Diversified Financial Services — 0.4%
Shell International Finance BV (Netherlands)
2.88%, 11/26/2041	1,005	1,011
3.63%, 8/21/2042	250	276

		1,287

Diversified Telecommunication Services — 3.7%
AT&T, Inc.
2.55%, 12/1/2033	958	926
3.50%, 6/1/2041	1,506	1,547
3.10%, 2/1/2043	219	211
3.30%, 2/1/2052	135	132
3.50%, 9/15/2053	648	655
3.55%, 9/15/2055	1,616	1,624
CCO Holdings LLC
5.38%, 6/1/2029(a)	255	270
4.50%, 8/15/2030(a)	625	630
Telecom Italia Capital SA (Italy) 6.00%, 9/30/2034	300	302
Telefonica Emisiones SA (Spain) 4.67%, 3/6/2038	1,298	1,509
Verizon Communications, Inc.
1.75%, 1/20/2031	616	583
2.55%, 3/21/2031	422	427
2.36%, 3/15/2032(a)	955	945
4.27%, 1/15/2036	1,364	1,603
2.65%, 11/20/2040	980	936
3.85%, 11/1/2042	10	11
2.88%, 11/20/2050	63	61
2.99%, 10/30/2056	492	473

		12,845

Electric Utilities — 7.3%
Alfa Desarrollo SpA (Chile) 4.55%, 9/27/2051(a)	200	189
Alliant Energy Finance LLC 4.25%, 6/15/2028(a)	226	252
American Transmission Systems, Inc. 2.65%, 1/15/2032(a)	600	606
Appalachian Power Co.
Series AA, 2.70%, 4/1/2031	372	379
6.38%, 4/1/2036	22	30
Baltimore Gas and Electric Co.
3.20%, 9/15/2049	187	198
2.90%, 6/15/2050	368	372
Commonwealth Edison Co. 3.70%, 3/1/2045	501	580
Duke Energy Carolinas LLC
4.25%, 12/15/2041	419	499
4.00%, 9/30/2042	610	712
Duke Energy Corp.
3.95%, 8/15/2047	325	361
3.50%, 6/15/2051	285	299
Duke Energy Florida LLC 2.40%, 12/15/2031	870	876
Duke Energy Indiana LLC 3.75%, 5/15/2046	275	317
Duke Energy Ohio, Inc. 4.30%, 2/1/2049	51	63
Duke Energy Progress LLC 2.90%, 8/15/2051	180	182
Duquesne Light Holdings, Inc.
3.62%, 8/1/2027(a)	224	239
2.53%, 10/1/2030(a)	215	212
2.78%, 1/7/2032(a)	280	279
Edison International
3.55%, 11/15/2024	38	40
4.95%, 4/15/2025	546	595
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.90%), 5.00%, 12/15/2026(c)(d)(e)	960	962
Emera US Finance LP (Canada)
2.64%, 6/15/2031(a)	317	316
4.75%, 6/15/2046	333	395
Emera, Inc. (Canada) Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076(c)	818	958
Enel Finance International NV (Italy) 2.25%, 7/12/2031(a)	205	200
Entergy Arkansas LLC 4.95%, 12/15/2044	153	168
Entergy Corp. 2.40%, 6/15/2031	558	551
Entergy Louisiana LLC
2.35%, 6/15/2032	517	514
4.95%, 1/15/2045	995	1,075
Entergy Mississippi LLC 3.50%, 6/1/2051	89	99
Entergy Texas, Inc.
1.50%, 9/1/2026	280	273
3.45%, 12/1/2027	71	75
4.00%, 3/30/2029	25	28
Evergy, Inc. 2.90%, 9/15/2029	91	95
FirstEnergy Transmission LLC 4.55%, 4/1/2049(a)	280	327
Florida Power & Light Co. 4.05%, 6/1/2042	44	53
ITC Holdings Corp. 2.95%, 5/14/2030(a)	844	870
Jersey Central Power & Light Co.
4.70%, 4/1/2024(a)	238	253
2.75%, 3/1/2032(a)	636	649
Louisville Gas and Electric Co. 4.65%, 11/15/2043	65	81
Metropolitan Edison Co. 4.00%, 4/15/2025(a)	46	49

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028(a)		70	78
NextEra Energy Capital Holdings, Inc. (ICE LIBOR USD 3 Month + 2.13%), 2.24%, 6/15/2067(c)		765	708
NRG Energy, Inc. 5.75%, 1/15/2028		225	235
Ohio Power Co.
4.00%, 6/1/2049		19	23
Series R, 2.90%, 10/1/2051		410	404
Pacific Gas and Electric Co.
(SOFR + 1.15%), 1.20%, 11/14/2022(c)		150	150
1.70%, 11/15/2023		420	420
3.50%, 6/15/2025		207	214
4.50%, 7/1/2040		315	330
4.25%, 3/15/2046		297	304
3.95%, 12/1/2047		935	924
PacifiCorp
3.30%, 3/15/2051		712	759
2.90%, 6/15/2052		307	305
Pennsylvania Electric Co. 3.60%, 6/1/2029(a)		70	74
PPL Capital Funding, Inc. Series A, (ICE LIBOR USD 3 Month + 2.67%), 2.80%, 3/30/2067(c)		890	841
Public Service Co. of Oklahoma Series J, 2.20%, 8/15/2031		360	351
Southern California Edison Co.
Series B, 3.65%, 3/1/2028		54	58
Series 13-A, 3.90%, 3/15/2043		5	5
Series C, 3.60%, 2/1/2045		86	90
Series C, 4.13%, 3/1/2048		212	241
3.65%, 2/1/2050		564	606
Southwestern Electric Power Co. Series J, 3.90%, 4/1/2045		89	99
Union Electric Co. 2.95%, 3/15/2030		309	327
Virginia Electric and Power Co. 2.45%, 12/15/2050		673	633
Vistra Operations Co. LLC
3.55%, 7/15/2024(a)		465	482
3.70%, 1/30/2027(a)		428	447
4.30%, 7/15/2029(a)		758	812
Xcel Energy, Inc. 3.50%, 12/1/2049		216	237

			25,428

Electrical Equipment — 0.0%(b)
Rockwell Automation, Inc. 2.80%, 8/15/2061		160	160

Energy Equipment & Services — 0.0%(b)
Schlumberger Holdings Corp. 3.90%, 5/17/2028(a)		140	153

Entertainment — 1.3%
Activision Blizzard, Inc. 2.50%, 9/15/2050		1,180	1,028
Netflix, Inc.
3.63%, 5/15/2027	EUR	265	343
4.88%, 4/15/2028		1,542	1,743
3.88%, 11/15/2029(f)	EUR	500	678
Walt Disney Co. (The) 3.50%, 5/13/2040		254	280
WMG Acquisition Corp. 3.88%, 7/15/2030(a)		500	501

			4,573

Equity Real Estate Investment Trusts (REITs) — 2.6%
American Tower Corp.
2.75%, 1/15/2027		993	1,026
3.13%, 1/15/2027		309	324
Corporate Office Properties LP
2.00%, 1/15/2029		100	97
2.75%, 4/15/2031		124	124
Crown Castle International Corp.
3.65%, 9/1/2027		419	450
3.10%, 11/15/2029		336	349
2.90%, 4/1/2041		259	250
Essex Portfolio LP 2.65%, 9/1/2050		495	458
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028(a)		32	35
Kimco Realty Corp. 2.25%, 12/1/2031		280	272
Life Storage LP 4.00%, 6/15/2029		460	506
MGM Growth Properties Operating Partnership LP 3.88%, 2/15/2029(a)		225	236
National Retail Properties, Inc. 3.00%, 4/15/2052		195	190
Office Properties Income Trust 2.65%, 6/15/2026		529	527
Physicians Realty LP 2.63%, 11/1/2031		410	410
Realty Income Corp. 3.40%, 1/15/2028		555	597
Regency Centers LP 2.95%, 9/15/2029		983	1,021
UDR, Inc. 3.00%, 8/15/2031		13	14
Ventas Realty LP 2.50%, 9/1/2031		430	425
WEA Finance LLC (France) 2.88%, 1/15/2027(a)		688	708
WP Carey, Inc.
2.40%, 2/1/2031		729	721
2.45%, 2/1/2032		110	109

			8,849

Food & Staples Retailing — 0.3%
7-Eleven, Inc. 2.80%, 2/10/2051(a)		565	529

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Sysco Corp. 3.30%, 2/15/2050	563	586

		1,115

Food Products — 0.9%
Bimbo Bakeries USA, Inc. (Mexico) 4.00%, 5/17/2051(a)	203	224
Grupo Bimbo SAB de CV (Mexico) 4.00%, 9/6/2049(a)	200	220
Kraft Heinz Foods Co.
3.75%, 4/1/2030	1,265	1,379
4.63%, 10/1/2039	375	438
Post Holdings, Inc. 4.63%, 4/15/2030(a)	345	341
Smithfield Foods, Inc. 3.00%, 10/15/2030(a)	504	506

		3,108

Gas Utilities — 0.0%(b)
Southern California Gas Co. 4.45%, 3/15/2044	25	30

Health Care Equipment & Supplies — 0.1%
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/2031	230	231
4.45%, 8/15/2045	152	183

		414

Health Care Providers & Services — 3.8%
Aetna, Inc.
4.13%, 11/15/2042	178	203
4.75%, 3/15/2044	241	297
3.88%, 8/15/2047	162	183
Anthem, Inc.
4.63%, 5/15/2042	32	40
4.65%, 1/15/2043	336	420
Centene Corp. 3.38%, 2/15/2030	420	423
Cigna Corp.
3.20%, 3/15/2040	663	681
3.40%, 3/15/2050	57	60
3.40%, 3/15/2051	81	86
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	19	21
CVS Health Corp.
4.30%, 3/25/2028	258	291
1.75%, 8/21/2030	314	299
4.78%, 3/25/2038	480	585
2.70%, 8/21/2040	749	716
HCA, Inc.
5.88%, 2/15/2026	174	195
5.38%, 9/1/2026	326	364
4.50%, 2/15/2027	1,395	1,534
5.63%, 9/1/2028	989	1,143
5.88%, 2/1/2029	202	237
4.13%, 6/15/2029	490	539
2.38%, 7/15/2031	560	547
Humana, Inc. 2.15%, 2/3/2032	100	96
Memorial Health Services 3.45%, 11/1/2049	44	50
New York and Presbyterian Hospital (The) 2.26%, 8/1/2040	603	582
Texas Health Resources Series 2019, 3.37%, 11/15/2051	35	39
UnitedHealth Group, Inc.
2.30%, 5/15/2031	710	719
3.50%, 8/15/2039	993	1,092
2.75%, 5/15/2040	359	362
3.05%, 5/15/2041	190	198
3.25%, 5/15/2051	103	112
Universal Health Services, Inc.
2.65%, 10/15/2030(a)	915	887
2.65%, 1/15/2032(a)	130	129

		13,130

Hotels, Restaurants & Leisure — 0.3%
Marriott International, Inc.
Series X, 4.00%, 4/15/2028	331	360
Series AA, 4.65%, 12/1/2028	344	388
McDonald’s Corp. 3.63%, 9/1/2049	245	273

		1,021

Household Durables — 0.6%
Lennar Corp. 4.75%, 11/29/2027	753	856
MDC Holdings, Inc. 2.50%, 1/15/2031	1,338	1,288

		2,144

Independent Power and Renewable Electricity Producers — 0.6%
AES Corp. (The)
3.30%, 7/15/2025(a)	792	827
3.95%, 7/15/2030(a)	279	301
Exelon Generation Co. LLC 5.60%, 6/15/2042	380	458
Southern Power Co.
5.15%, 9/15/2041	29	36
Series F, 4.95%, 12/15/2046	438	540

		2,162

Industrial Conglomerates — 1.0%
GE Capital Funding LLC 4.40%, 5/15/2030	2,296	2,728
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	509	615

		3,343

Insurance — 0.9%
American International Group, Inc.
3.88%, 1/15/2035	479	534
4.80%, 7/10/2045	200	260
Berkshire Hathaway Finance Corp.
4.20%, 8/15/2048	114	141
2.85%, 10/15/2050	507	506
Guardian Life Insurance Co. of America (The)
4.88%, 6/19/2064(a)	140	185
3.70%, 1/22/2070(a)	145	158

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MetLife, Inc. 4.13%, 8/13/2042	54	64
Nationwide Mutual Insurance Co. 4.35%, 4/30/2050(a)	290	337
New York Life Insurance Co.
3.75%, 5/15/2050(a)	335	386
4.45%, 5/15/2069(a)	225	295
Northwestern Mutual Life Insurance Co. (The) 3.85%, 9/30/2047(a)	80	93
Prudential Financial, Inc. 3.91%, 12/7/2047	10	12
Teachers Insurance & Annuity Association of America (ICE LIBOR USD 3 Month + 2.66%), 4.38%, 9/15/2054(a)(c)	280	293

		3,264

Internet & Direct Marketing Retail — 0.5%
Amazon.com, Inc.
3.88%, 8/22/2037	561	659
2.50%, 6/3/2050	462	442
3.10%, 5/12/2051	150	162
2.70%, 6/3/2060	327	319

		1,582

IT Services — 1.2%
Fiserv, Inc. 3.50%, 7/1/2029	209	223
Gartner, Inc. 3.75%, 10/1/2030(a)	190	190
Global Payments, Inc.
2.15%, 1/15/2027	1,560	1,560
3.20%, 8/15/2029	710	735
2.90%, 5/15/2030	475	481
2.90%, 11/15/2031	440	445
VeriSign, Inc. 2.70%, 6/15/2031	356	359
Visa, Inc. 2.70%, 4/15/2040	197	201

		4,194

Life Sciences Tools & Services — 0.0%(b)
Thermo Fisher Scientific, Inc. 2.00%, 10/15/2031	170	166

Media — 2.8%
Charter Communications Operating LLC
2.30%, 2/1/2032	396	374
6.38%, 10/23/2035	395	512
3.50%, 6/1/2041	752	736
3.50%, 3/1/2042	160	155
4.80%, 3/1/2050	271	305
3.70%, 4/1/2051	159	154
3.90%, 6/1/2052	606	612
Clear Channel Worldwide Holdings, Inc. 5.13%, 8/15/2027(a)	255	258
Comcast Corp.
3.20%, 7/15/2036	362	387
3.75%, 4/1/2040	336	379
2.80%, 1/15/2051	350	338
2.45%, 8/15/2052	1,654	1,508
2.94%, 11/1/2056(a)	345	335
Cox Communications, Inc. 4.80%, 2/1/2035(a)	184	219
CSC Holdings LLC 7.50%, 4/1/2028(a)	200	212
Discovery Communications LLC
3.95%, 3/20/2028	1,151	1,256
4.13%, 5/15/2029	197	217
4.00%, 9/15/2055	145	155
iHeartCommunications, Inc. 5.25%, 8/15/2027(a)	250	254
Time Warner Cable LLC
5.88%, 11/15/2040	362	459
4.50%, 9/15/2042	89	98
ViacomCBS, Inc.
4.38%, 3/15/2043	19	22
4.60%, 1/15/2045	285	344
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057(c)	271	307

		9,596

Metals & Mining — 2.3%
Arconic Corp. 6.13%, 2/15/2028(a)	300	312
Freeport-McMoRan, Inc.
4.13%, 3/1/2028	219	225
5.25%, 9/1/2029	1,035	1,118
5.40%, 11/14/2034	480	571
5.45%, 3/15/2043	590	727
Glencore Funding LLC (Australia)
4.00%, 3/27/2027(a)	913	983
3.88%, 10/27/2027(a)	460	494
2.50%, 9/1/2030(a)	172	167
2.63%, 9/23/2031(a)	406	394
Kaiser Aluminum Corp. 4.63%, 3/1/2028(a)	250	245
Rio Tinto Finance USA Ltd. (Australia) 2.75%, 11/2/2051	460	461
Teck Resources Ltd. (Canada)
5.20%, 3/1/2042	330	394
5.40%, 2/1/2043	467	575
Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	1,359	1,360

		8,026

Multi-Utilities — 2.0%
Ameren Corp.
1.75%, 3/15/2028	371	360
3.50%, 1/15/2031	911	990
Berkshire Hathaway Energy Co. 2.85%, 5/15/2051	311	302

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
CenterPoint Energy, Inc.
Series A, (ICE LIBOR USD 3 Month + 3.27%), 6.13%, 9/1/2023(c)(d)(e)		344	359
2.95%, 3/1/2030		342	353
2.65%, 6/1/2031		1,025	1,034
CMS Energy Corp.
2.95%, 2/15/2027		682	711
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.12%), 4.75%, 6/1/2050(c)		506	556
NiSource, Inc. 2.95%, 9/1/2029		558	578
PG&E Energy Recovery Funding LLC Series A-3, 2.82%, 7/15/2046		70	72
Puget Energy, Inc. 2.38%, 6/15/2028		400	396
San Diego Gas & Electric Co. 4.30%, 4/1/2042		54	64
Sempra Energy
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.55%), 4.88%, 10/15/2025(c)(d)(e)		522	552
Southern Co. Gas Capital Corp.
Series 20-A, 1.75%, 1/15/2031		443	414
Series 21A, 3.15%, 9/30/2051		140	141

			6,882

Oil, Gas & Consumable Fuels — 7.4%
BP Capital Markets America, Inc.
3.06%, 6/17/2041		165	166
2.77%, 11/10/2050		546	516
2.94%, 6/4/2051		41	40
BP Capital Markets plc (United Kingdom)
(EUR Swap Annual 5 Year + 4.12%), 3.63%, 3/22/2029(c)(d)(e)(f)	EUR	650	791
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030(c)(d)(e)		1,143	1,230
Buckeye Partners LP
4.50%, 3/1/2028(a)		125	121
5.60%, 10/15/2044		25	24
Cheniere Corpus Christi Holdings LLC
5.88%, 3/31/2025		254	283
5.13%, 6/30/2027		1,244	1,409
2.74%, 12/31/2039(a)		230	226
Cheniere Energy Partners LP 3.25%, 1/31/2032(a)		397	386
Chevron USA, Inc. 2.34%, 8/12/2050		296	274
Continental Resources, Inc.
2.88%, 4/1/2032(a)		81	78
4.90%, 6/1/2044		220	244
Devon Energy Corp. 4.50%, 1/15/2030(a)		1,159	1,245
Diamondback Energy, Inc.
3.25%, 12/1/2026		162	170
3.50%, 12/1/2029		572	600
Enbridge, Inc. (Canada) 3.13%, 11/15/2029		438	458
Energy Transfer LP
2.90%, 5/15/2025		368	380
4.00%, 10/1/2027		327	353
5.80%, 6/15/2038		810	984
5.15%, 2/1/2043		80	88
5.95%, 10/1/2043		225	275
5.30%, 4/1/2044		360	414
Enterprise Products Operating LLC 3.20%, 2/15/2052		340	333
Exxon Mobil Corp.
3.00%, 8/16/2039		715	736
3.10%, 8/16/2049		185	191
Flex Intermediate Holdco LLC 3.36%, 6/30/2031(a)		308	311
Gray Oak Pipeline LLC
2.00%, 9/15/2023(a)		260	263
3.45%, 10/15/2027(a)		159	166
Hess Corp. 5.60%, 2/15/2041		495	610
Kinder Morgan Energy Partners LP 4.70%, 11/1/2042		705	796
Kinder Morgan, Inc.
5.30%, 12/1/2034		70	85
3.25%, 8/1/2050		390	368
Lundin Energy Finance BV (Netherlands)
2.00%, 7/15/2026(a)		393	391
3.10%, 7/15/2031(a)		1,069	1,080
Marathon Petroleum Corp. 4.75%, 9/15/2044		21	25
MPLX LP
4.50%, 4/15/2038		401	445
4.70%, 4/15/2048		285	329
Ovintiv Exploration, Inc. 5.38%, 1/1/2026		800	882
Petroleos Mexicanos (Mexico) 6.50%, 3/13/2027		385	393
Phillips 66 2.15%, 12/15/2030		698	669
Plains All American Pipeline LP
4.50%, 12/15/2026		507	554
5.15%, 6/1/2042		238	264
4.30%, 1/31/2043		334	338
Sabine Pass Liquefaction LLC
5.00%, 3/15/2027		672	756
4.20%, 3/15/2028		1,395	1,531
Santos Finance Ltd. (Australia) 3.65%, 4/29/2031(a)		602	616
Targa Resources Partners LP
5.00%, 1/15/2028		30	31

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
4.88%, 2/1/2031	100	107
TotalEnergies Capital International SA (France)
2.99%, 6/29/2041	698	714
3.13%, 5/29/2050	105	108
TransCanada PipeLines Ltd. (Canada) 4.63%, 3/1/2034	858	1,008
Transcanada Trust (Canada)
Series 16-A, (ICE LIBOR USD 3 Month + 4.64%), 5.87%, 8/15/2076(c)	486	528
(SOFR + 4.42%), 5.50%, 9/15/2079(c)	77	82
Williams Cos., Inc. (The) 4.90%, 1/15/2045	230	275

		25,740

Pharmaceuticals — 2.1%
AstraZeneca plc (United Kingdom) 2.13%, 8/6/2050	1,076	960
Bausch Health Cos., Inc. 5.75%, 8/15/2027(a)	525	535
Bristol-Myers Squibb Co.
2.35%, 11/13/2040	450	426
2.55%, 11/13/2050	1,202	1,144
Eli Lilly & Co. 2.25%, 5/15/2050	733	683
Pfizer, Inc.
2.70%, 5/28/2050	360	364
Royalty Pharma plc
2.15%, 9/2/2031	420	399
3.35%, 9/2/2051	405	394
Takeda Pharmaceutical Co. Ltd. (Japan)
5.00%, 11/26/2028	1,287	1,515
3.03%, 7/9/2040	200	203
Zoetis, Inc. 2.00%, 5/15/2030	501	493

		7,116

Real Estate Management & Development — 0.1%
Country Garden Holdings Co. Ltd. (China) 4.80%, 8/6/2030(f)	200	180
Longfor Group Holdings Ltd. (China) 4.50%, 1/16/2028(f)	200	210

		390

Road & Rail — 1.9%
Burlington Northern Santa Fe LLC
4.15%, 4/1/2045	390	476
3.90%, 8/1/2046	105	124
3.05%, 2/15/2051	209	216
2.88%, 6/15/2052	435	440
Canadian Pacific Railway Co. (Canada)
2.05%, 3/5/2030	820	812
2.45%, 12/2/2031	280	283
3.00%, 12/2/2041	70	71
3.10%, 12/2/2051	190	195
CSX Corp. 2.50%, 5/15/2051	992	921
Kansas City Southern
2.88%, 11/15/2029	215	226
4.95%, 8/15/2045	130	167
3.50%, 5/1/2050	350	381
Norfolk Southern Corp.
3.95%, 10/1/2042	98	113
3.05%, 5/15/2050	496	504
Triton Container International Ltd. (Bermuda) 1.15%, 6/7/2024(a)	155	153
Union Pacific Corp.
3.60%, 9/15/2037	661	744
4.38%, 9/10/2038	48	56
3.55%, 8/15/2039	511	572
4.30%, 6/15/2042	41	48

		6,502

Semiconductors & Semiconductor Equipment — 2.1%
Analog Devices, Inc. 2.95%, 10/1/2051	310	324
Broadcom Corp.
3.88%, 1/15/2027	268	289
3.50%, 1/15/2028	641	685
Broadcom, Inc.
4.11%, 9/15/2028	390	426
4.15%, 11/15/2030	74	81
2.45%, 2/15/2031(a)	1,050	1,010
Intel Corp. 3.05%, 8/12/2051	550	570
KLA Corp. 4.10%, 3/15/2029	620	705
NXP BV (China)
5.35%, 3/1/2026(a)	799	905
3.25%, 5/11/2041(a)	101	103
Qorvo, Inc. 4.38%, 10/15/2029	666	703
TSMC Arizona Corp. (Taiwan)
3.13%, 10/25/2041	348	365
3.25%, 10/25/2051	200	216
TSMC Global Ltd. (Taiwan) 2.25%, 4/23/2031(a)	555	554
Xilinx, Inc. 2.38%, 6/1/2030	283	289

		7,225

Software — 1.5%
Microsoft Corp.
3.70%, 8/8/2046	130	157
2.92%, 3/17/2052	220	235
2.68%, 6/1/2060	174	173
NCR Corp. 5.00%, 10/1/2028(a)	225	227
Oracle Corp.
3.80%, 11/15/2037	530	565
3.60%, 4/1/2040	1,177	1,220
3.60%, 4/1/2050	778	787

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
salesforce.com, Inc. 2.90%, 7/15/2051		445	460
SS&C Technologies, Inc. 5.50%, 9/30/2027(a)		30	31
VMware, Inc.
4.65%, 5/15/2027		70	79
3.90%, 8/21/2027		391	425
4.70%, 5/15/2030		334	388
2.20%, 8/15/2031		355	346

			5,093

Specialty Retail — 0.6%
Home Depot, Inc. (The)
3.30%, 4/15/2040		376	407
2.38%, 3/15/2051		182	169
2.75%, 9/15/2051		630	634
Lowe’s Cos., Inc.
2.80%, 9/15/2041		360	352
3.70%, 4/15/2046		463	515
3.00%, 10/15/2050		113	114

			2,191

Technology Hardware, Storage & Peripherals — 1.8%
Apple, Inc.
2.38%, 2/8/2041		381	373
3.45%, 2/9/2045		1,031	1,156
2.65%, 2/8/2051		501	496
2.70%, 8/5/2051		335	335
2.80%, 2/8/2061		276	276
2.85%, 8/5/2061		305	307
Dell International LLC
6.02%, 6/15/2026		937	1,091
4.90%, 10/1/2026		1,141	1,288
5.30%, 10/1/2029		771	914

			6,236

Thrifts & Mortgage Finance — 1.3%
BPCE SA (France)
5.15%, 7/21/2024(a)		555	605
(SOFR + 1.52%), 1.65%, 10/6/2026(a)(c)		818	808
(SOFR + 1.09%), 2.05%, 10/19/2027(a)(c)		990	983
Nationwide Building Society (United Kingdom)
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 5.63%), 5.75%, 6/20/2027(c)(d)(e)(f)	GBP	410	584
(ICE LIBOR USD 3 Month + 1.45%), 4.30%, 3/8/2029(a)(c)		1,245	1,383

			4,363

Tobacco — 1.5%
Altria Group, Inc.
3.40%, 2/4/2041		606	561
3.88%, 9/16/2046		793	775
BAT Capital Corp. (United Kingdom)
4.70%, 4/2/2027		672	741
3.56%, 8/15/2027		1,471	1,540
4.39%, 8/15/2037		330	350
BAT International Finance plc (United Kingdom) 2.25%, 9/9/2052(f)	GBP	600	593
Philip Morris International, Inc.
4.38%, 11/15/2041		327	375
3.88%, 8/21/2042		170	186
4.13%, 3/4/2043		108	120

			5,241

Trading Companies & Distributors — 0.6%
AerCap Holdings NV (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.54%), 5.87%, 10/10/2079(c)		360	369
Air Lease Corp.
2.88%, 1/15/2026		400	411
3.63%, 12/1/2027		60	63
3.00%, 2/1/2030		6	6
Aviation Capital Group LLC
5.50%, 12/15/2024(a)		279	307
1.95%, 1/30/2026(a)		298	292
1.95%, 9/20/2026(a)		530	519

			1,967

Transportation Infrastructure — 0.2%
Autostrade per l’Italia SpA (Italy)
1.88%, 11/4/2025(f)	EUR	166	194
1.88%, 9/26/2029(f)	EUR	393	460

			654

Wireless Telecommunication Services — 1.4%
Rogers Communications, Inc. (Canada) 3.70%, 11/15/2049		241	253
T-Mobile USA, Inc.
3.75%, 4/15/2027		1,820	1,957
3.38%, 4/15/2029(a)		850	855
3.88%, 4/15/2030		974	1,059
Vodafone Group plc (United Kingdom)
4.38%, 2/19/2043		108	127
(USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079(c)		549	660

			4,911

TOTAL CORPORATE BONDS (Cost $306,261)			312,032

LOAN ASSIGNMENTS — 6.5%(g)
Beverages — 0.2%
Triton Water Holdings, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.00%, 3/31/2028(c)		648	645

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Chemicals — 0.2%
Gates Global LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 3.25%, 3/31/2027(c)	618	612

Commercial Services & Supplies — 0.4%
Madison IAQ LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 3.75%, 6/21/2028(c)	274	272
Prime Security Services Borrower LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%), 3.50%, 9/23/2026(c)	995	989

		1,261

Containers & Packaging — 0.2%
Graham Packaging, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.75%, 8/4/2027(c)	746	740
LABL, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 5.50%, 10/29/2028(c)(h)	116	115

		855

Diversified Consumer Services — 0.3%
Conservice LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 4.38%, 5/13/2027(c)	496	493
Spin Holdco, Inc., Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 3/4/2028(c)	597	596

		1,089

Diversified Financial Services — 0.0%(b)
Sabre Holdings Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.00%, 12/17/2027(c)	105	103

Electric Utilities — 0.4%
Astoria Energy LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 12/10/2027(c)	639	637
Exelon Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.50%), 3.50%, 12/15/2027(c)	630	629

		1,266

Electrical Equipment — 0.4%
Brookfield WEC Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 3.25%, 8/1/2025(c)	593	585
Cortes NP Acquisition Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.84%, 3/2/2027(c)	742	735

		1,320

Health Care Providers & Services — 0.7%
ICON Luxembourg SARL, 1st Lien Term Loan B (Luxembourg) (ICE LIBOR USD 3 Month + 2.50%), 3.00%, 7/3/2028(c)	140	139
ICON Luxembourg SARL, 1st Lien Term Loan B (Ireland) (ICE LIBOR USD 3 Month + 2.50%), 3.00%, 7/3/2028(c)	35	35
PCI Pharma Services, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.50%), 4.25%, 11/30/2027(c)	647	644
Pearl Intermediate Parent LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 3.50%), 4.25%, 2/14/2025(c)	594	593
WIRB-Copernicus Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 4.00%), 5.00%, 1/8/2027(c)	742	742

		2,153

Hotels, Restaurants & Leisure — 0.8%
IRB Holding Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 4.25%, 12/15/2027(c)	643	640
Scientific Games International, Inc., 1st Lien Term Loan B-5 (ICE LIBOR USD 1 Month + 2.75%), 2.84%, 8/14/2024(c)	619	614
UFC Holdings LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 3 Month + 2.75%), 3.50%, 4/29/2026(c)	758	746
Whataburger, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 8/3/2028(c)	550	546

		2,546

Insurance — 0.1%
Asurion LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.34%, 7/31/2027(c)	473	466

Internet & Direct Marketing Retail — 0.2%
GoodRx, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.84%, 10/10/2025(c)(h)	784	778

IT Services — 0.2%
Ancestry.com, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 12/6/2027(c)	592	586

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Life Sciences Tools & Services — 0.1%
Avantor Funding, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.75%, 11/8/2027(c)	426	424

Machinery — 0.1%
Alliance Laundry Systems LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.25%, 10/8/2027(c)	511	510

Media — 0.3%
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.50%; ICE LIBOR USD 3 Month + 3.50%), 3.63%, 8/21/2026(c)	566	552
iHeartCommunications, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.09%, 5/1/2026(c)	557	550

		1,102

Personal Products — 0.2%
Nestle Skin Health, Term Loan B (Luxembourg) (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 10/1/2026(c)	748	745

Road & Rail — 0.3%
Genesee & Wyoming, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.00%), 2.13%, 12/30/2026(c)	494	489
Hertz Corp. (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 6/30/2028(c)	399	398
Hertz Corp. (The), 1st Lien Term Loan C (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 6/30/2028(c)	75	75

		962

Semiconductors & Semiconductor Equipment — 0.1%
Synaptics, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.25%), 2.75%, 10/20/2028(c)(h)	325	323

Software — 0.6%
Ascend Learning LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 7/12/2024(c)	644	644
Greeneden U.S. Holdings I LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 12/1/2027(c)	743	740
Ultimate Software Group, Inc. (The), 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 4.00%, 5/4/2026(c)	693	689

		2,073

Specialty Retail — 0.4%
Leslie’s Poolmart, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.50%), 3.00%, 3/9/2028(c)	796	791
Petco Health and Wellness Co., Inc., Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 4.00%, 3/3/2028(c)	697	692

		1,483

Technology Hardware, Storage & Peripherals — 0.1%
KDC US Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 3.84%, 12/22/2025(c)	347	342

Wireless Telecommunication Services — 0.2%
CCI Buyer, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 12/17/2027(c)	746	744

TOTAL LOAN ASSIGNMENTS (Cost $22,544)		22,388

ASSET-BACKED SECURITIES — 0.4%
Air Canada Pass-Through Trust (Canada)
Series 2020-2, Class B, 9.00%, 10/1/2025(a)	206	229
Series 2017-1, Class AA, 3.30%, 1/15/2030(a)	41	42
American Airlines Pass-Through Trust
Series 2016-1, Class A, 4.10%, 1/15/2028	168	168
Series 2021-1, Class B, 3.95%, 7/11/2030	80	81
British Airways Pass-Through Trust (United Kingdom) Series 2019-1, Class AA, 3.30%, 12/15/2032(a)	18	19
Delta Air Lines Pass-Through Trust Series 2019-1, Class AA, 3.20%, 4/25/2024	25	26
JetBlue Pass-Through Trust Series 2019-1, Class B, 8.00%, 11/15/2027	406	469
United Airlines Pass-Through Trust
Series 2013-1, Class A, 4.30%, 8/15/2025	212	223
Series 2019-1, Class AA, 4.15%, 8/25/2031	33	36

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019-2, Class AA, 2.70%, 5/1/2032	18	18

TOTAL ASSET-BACKED SECURITIES (Cost $1,318)		1,311

FOREIGN GOVERNMENT SECURITIES — 0.2%
Republic of Colombia (Colombia) 3.88%, 2/15/2061(Cost $550)	685	521

MUNICIPAL BONDS — 0.1%(i)
Colorado — 0.1%
Colorado Health Facilities Authority, Sanford Health Series 2019B, Rev., 3.80%, 11/1/2044 (Cost $327)	320	365

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%
AerCap Ireland Capital DAC (Ireland) 3.85%, 10/29/2041(Cost $150)	150	155

	Shares (000)
SHORT-TERM INVESTMENTS — 2.7%
INVESTMENT COMPANIES — 2.0%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(j)(k)(Cost $6,911)	6,908	6,910

	Principal Amount ($000)
U.S. TREASURY OBLIGATIONS — 0.7%
U.S. Treasury Bills
0.06%, 12/2/2021(l)(m)	1,259	1,259
0.05%, 2/24/2022(l)(m)	1,192	1,192

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,451)		2,451

TOTAL SHORT-TERM INVESTMENTS (Cost $9,362)		9,361

Total Investments — 100.0% (Cost $340,512)		346,133
Liabilities in Excess of Other Assets — 0.0%(b)		(57)

Net Assets — 100.0%		346,076

Percentages indicated are based on net assets.

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Abbreviations
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2021.
(d)

Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2021.

(e)	Security is an interest bearing note with preferred security characteristics.
(f)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(g)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(h)	All or a portion of this security is unsettled as of November 30, 2021. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(k)	The rate shown is the current yield as of November 30, 2021.
(l)	The rate shown is the effective yield as of November 30, 2021.
(m)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Futures contracts outstanding as of November 30, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	3	12/2021	AUD	298	(7)
Euro-Bund	9	12/2021	EUR	1,759	36
Euro-Buxl 30 Year Bond	1	12/2021	EUR	248	17
Canada 10 Year Bond	2	03/2022	CAD	221	2
U.S. Treasury 2 Year Note	93	03/2022	USD	20,331	20
U.S. Treasury 5 Year Note	3	03/2022	USD	364	1
U.S. Treasury Long Bond	97	03/2022	USD	15,729	242
U.S. Treasury Ultra Bond	57	03/2022	USD	11,423	308

					619

Short Contracts
Euro-Bobl	(14)	12/2021	EUR	(2,151)	5
Euro-BTP	(24)	12/2021	EUR	(4,126)	(35)
Euro-OAT	(2)	12/2021	EUR	(382)	1
Euro-Schatz	(5)	12/2021	EUR	(637)	(1)
Canada 5 Year Bond	(5)	03/2022	CAD	(476)	(1)
Long Gilt	(20)	03/2022	GBP	(3,359)	(27)
U.S. Treasury 2 Year Note	(115)	03/2022	USD	(25,140)	(34)
U.S. Treasury 5 Year Note	(39)	03/2022	USD	(4,733)	(25)
U.S. Treasury 10 Year Note	(31)	03/2022	USD	(4,054)	(1)
U.S. Treasury 10 Year Ultra Note	(204)	03/2022	USD	(29,979)	(432)

					(550)

					69

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Forward foreign currency exchange contracts outstanding as of November 30, 2021 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	359	USD	256	Standard Chartered Bank	12/3/2021	— (a)
EUR	23	USD	26	Royal Bank of Canada	12/3/2021	— (a)
USD	468	AUD	621	Goldman Sachs International	12/3/2021	25
USD	4,799	EUR	4,116	BNP Paribas	12/3/2021	131
USD	3,686	EUR	3,158	Goldman Sachs International	12/3/2021	104
USD	4,622	GBP	3,358	BNP Paribas	12/3/2021	157
USD	89	GBP	66	State Street Corp.	12/3/2021	2
USD	236	EUR	207	Barclays Bank plc	1/5/2022	1
USD	1,578	EUR	1,387	Goldman Sachs International	1/5/2022	3
USD	1,069	EUR	939	HSBC Bank, NA	1/5/2022	2
USD	3,362	EUR	2,955	TD Bank Financial Group	1/5/2022	6
USD	3,673	GBP	2,747	Goldman Sachs International	1/5/2022	17
USD	46	GBP	34	State Street Corp.	1/5/2022	— (a)

Total unrealized appreciation						448

AUD	262	USD	190	Goldman Sachs International	12/3/2021	(3)
EUR	207	USD	235	Barclays Bank plc	12/3/2021	(1)
EUR	926	USD	1,073	BNP Paribas	12/3/2021	(24)
EUR	1,387	USD	1,576	Goldman Sachs International	12/3/2021	(3)
EUR	939	USD	1,067	HSBC Bank, NA	12/3/2021	(2)
EUR	838	USD	973	Standard Chartered Bank	12/3/2021	(22)
EUR	2,955	USD	3,357	TD Bank Financial Group	12/3/2021	(6)
GBP	27	USD	37	BNP Paribas	12/3/2021	(1)
GBP	2,747	USD	3,670	Goldman Sachs International	12/3/2021	(17)
GBP	649	USD	896	Royal Bank of Canada	12/3/2021	(32)
GBP	735	USD	983	State Street Corp.	1/5/2022	(4)
USD	256	AUD	359	Standard Chartered Bank	1/5/2022	— (a)

Total unrealized depreciation						(115)

Net unrealized appreciation						333

Abbreviations

AUD	Australian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar
(a)	Amount rounds to less than one thousand.

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Centrally Cleared Credit default swap contracts outstanding - buy protection(a) as of November 30, 2021 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%)(b)	Notional Amount(c)	Upfront Payments (Receipts) ($)(d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.NA.IG.36-V1	1.00	Quarterly	6/20/2026	0.53	USD 17,900	(335)	(76)	(411)

(a)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(b)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(d)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations

CDX	Credit Default Swap Index
USD	United States Dollar

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,311	$—	$1,311
Collateralized Mortgage Obligations	—	155	—	155
Corporate Bonds	—	312,032	—	312,032
Foreign Government Securities	—	521	—	521
Loan Assignments	—	22,388	—	22,388
Municipal Bonds	—	365	—	365
Short-Term Investments
Investment Companies	6,910	—	—	6,910
U.S. Treasury Obligations	—	2,451	—	2,451

Total Short-Term Investments	6,910	2,451	—	9,361

Total Investments in Securities	$6,910	$339,223	$—	$346,133

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$448	$—	$448
Futures Contracts	632	—	—	632
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(115)	—	(115)
Futures Contracts	(563)	—	—	(563)
Swaps	—	(76)	—	(76)

Total Net Appreciation/Depreciation in Other Financial Instruments	$69	$257	$—	$326

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

For the period ended November 30, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2021	Shares at November 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(a)(b)	$103,516	$570,533	$667,137	$(6)	$4	$6,910	6,908	$12	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2021.

C. Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Swaps — The Fund engaged in various swap transactions to manage credit risk within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.